Consolidated Balance Sheet - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Assets
Cash and Cash Equivalents	$ 73,091	$ 57,408	$ 45,742
Interest Bearing Deposits with Banks	8,376	9,035	7,148
Securities (Note 2)
Trading	98,943	97,834	97,646
Fair value through profit or loss	13,939	13,568	13,790
Fair value through other comprehensive income	70,574	73,407	68,407
Debt securities at amortized cost	48,708	48,466	30,739
Investments in associates and joint ventures	1,026	985	877
Securities, net	233,190	234,260	211,459
Securities Borrowed or Purchased Under Resale Agreements	121,573	111,878	105,543
Loans
Residential mortgages	128,170	127,024	124,441
Consumer instalment and other personal	70,780	70,148	68,629
Credit cards	7,342	7,889	8,763
Business and government	248,752	245,662	231,844
Loans gross of allowance for loan losses	455,044	450,723	433,677
Allowance for credit losses (Note 3)	(3,188)	(3,303)	(2,023)
Loans,net	451,856	447,420	431,654
Other Assets
Derivative instruments	34,054	36,815	22,035
Customers' liability under acceptances	11,878	13,493	24,362
Premises and equipment	4,202	4,183	3,957
Goodwill	6,365	6,535	6,396
Intangible assets	2,388	2,442	2,430
Current tax assets	1,434	1,260	1,705
Deferred tax assets	1,339	1,473	1,562
Other	23,465	23,059	15,727
Other assets	85,125	89,260	78,174
Total Assets	973,211	949,261	879,720
Liabilities and Equity
Deposits (Note 4)	672,500	659,034	582,288
Other Liabilities
Derivative instruments	29,430	30,375	23,231
Acceptances	11,878	13,493	24,362
Securities sold but not yet purchased	34,164	29,376	27,562
Securities lent or sold under repurchase agreements	99,892	88,658	100,008
Securitization and structured entities' liabilities	25,610	26,889	27,037
Current tax liabilities	196	126	96
Deferred tax liabilities	155	108	61
Other	35,962	36,193	35,876
Other liabilities	237,287	225,218	238,233
Subordinated debt	7,276	8,416	7,023
Equity
Contributed surplus	309	302	303
Retained earnings	32,012	30,745	29,510
Accumulated other comprehensive income	4,478	5,518	4,017
Total Equity	56,148	56,593	52,176
Total Liabilities and Equity	973,211	949,261	879,720
Preferred shares and other equity instruments [member]
Equity
Issued capital	5,848	6,598	5,348
Total Equity	5,848	6,598	5,348
Common shares [member]
Equity
Issued capital	13,501	13,430	12,998
Total Equity	$ 13,501	$ 13,430	$ 12,998